Note 11. Stock Options: Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Policies
Stock Options Fair Value Assumptions, Method Used

The Company records share-based compensation expense for stock options based on the estimated fair value of the options on the date of grant using the Black-Scholes valuation model.  The Company uses historical data among other factors to estimate the expected price volatility, the expected option term and the expected forfeiture rate.  The risk-free rate is based on the U.S. Treasury yield curve in effect at the date of grant for the expected term of the option.

The Company records compensation expense for stock options based on the estimated fair value of the options on the date of grant using the Black-Scholes valuation model.  The Company uses historical data among other factors to estimate the expected price volatility, the expected term and the expected forfeiture rate of the option.  The risk-free rate is based on the U.S. Treasury yield curve in effect at the date of grant for the expected term of the option.